GENERAL (Tables)	12 Months Ended
Dec. 31, 2020
Direct/ Indirect subsidiaries
Summary of licenses

License	License No.	Type of services	Grant date/latest renewal date
License of electronic money issuer	Bank Indonesia License No. 11/432/DASP	Electronic money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate fixed domestic long distance network	839/KEP/M.KOMINFO/ 05/2016	Fixed domestic long distance and basic telephone services network	May 16, 2016
License to operate fixed closed network	844/KEP/ M.KOMINFO/05/2016	Fixed closed network	May 16, 2016
License to operate fixed international network	846/KEP/ M.KOMINFO/05/2016	Fixed international and basic telephone services network	May 16, 2016
License to operate circuit switched based local fixed line network	948/KEP/ M.KOMINFO/05/2016	Circuit switched based local fixed line network	May 31, 2016
License to operate data communication system services	191/KEP/DJPPI/ KOMINFO/10/2016	Data communication system services	October 31, 2016
License to operate internet service provider	2176/KEP/ M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/ M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/ M.KOMINFO/2018	Interconnection services	December 26, 2018

Summary of Boards of Commissioners and Directors

	2019	2020
President Commissioner/ Independent Commissioner	Rhenald Kasali	Rhenald Kasali
Commissioner	—	Alex Denni
Commissioner	—	Rizal Mallarangeng
Commissioner	—	Ahmad Fikri Assegaf
Commissioner	Ismail	Ismail
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Independent Commissioner	Marsudi Wahyu Kisworo	Marsudi Wahyu Kisworo
Independent Commissioner	Cahyana Ahmadjayadi	Wawan Iriawan
Independent Commissioner	Margiyono Darsasumarja	Chandra Arie Setiawan
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Finance	Harry Mozarta Zen	Heri Supriadi
Director of Digital Business	Faizal Rochmad Djoemadi	Muhammad Fajrin Rasyid
Director of Strategic Portfolio	Achmad Sugiarto	Budi Setyawan Wijaya
Director of Enterprise and Business Service	Bogi Witjaksono	Edi Witjara
Director of Wholesale and International Services	Edwin Aristiawan	Dian Rachmawan
Director of Human Capital Management	Edi Witjara	Afriwandi
Director of Network, Information Technology and Solution	Zulhelfi Abidin	Herlan Wijanarko
Director of Consumer Service	Siti Choiriana	FM Venusiana R

Summary of Audit Committee, Corporate Secretary, and Internal Audit

	2019	2020
Chairman	Margiyono Darsasumarja	Chandra Arie Setiawan
Member	Tjatur Purwadi	Marsudi Wahyu Kisworo
Member	Ismail	Wawan Iriawan
Member	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Member	Sarimin Mietra Sardi	Sarimin Mietra Sardi
Member	—	Ahmad Fikri Assegaf
Member	—	Emmanuel Bambang Suyitno
Corporate Secretary	Andi Setiawan	Andi Setiawan
Internal Audit	Harry Suseno Hadisoebroto	Harry Suseno Hadisoebroto

Summary of direct subsidiaries

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2019	2020	2019	2020
PT Telekomunikasi Seluler (“Telkomsel”), Jakarta, Indonesia	Telecommunication - provides telecommunication facilities and mobile celullar services using Global Systems for Mobile Communication ("GSM") technology	1995	65	65	104,621	102,187
PT Dayamitra Telekomunikasi (“Dayamitra”), Jakarta, Indonesia	Leasing of towers and other telecommunication services	1995	100	100	21,815	26,613
PT Multimedia Nusantara (“Metra”), Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	17,369	17,946
PT Telekomunikasi Indonesia International (“TII”), Jakarta, Indonesia	Telecommunication	1995	100	100	11,352	12,182
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	6,043	6,148
PT Telkom Satelit Indonesia (“Telkomsat”), Jakarta, Indonesia	Telecommunication - provides satellite communication system, and the related services and infrastructures	1996	100	100	3,306	4,483
PT Telkom Akses (“Telkom Akses”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2013	100	100	4,463	4,336
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	3,015	1,864
PT Metra-Net (“Metra-Net”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	997	1,320
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infratel”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2014	100	100	1,706	1,074
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD"), and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*   Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

Summary of immediate indirect subsidiaries

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2019	2020	2019	2020
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	6,824	6,008
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	1,732	3,461
Telekomunikasi Indonesia International Pte. Ltd., ("Telin Singapore"), Singapore	Telecommunication	2008	100	100	3,763	3,320
Telekomunikasi Indonesia International Ltd., ("Telin Hong Kong"), Hong Kong	Telecommunication	2010	100	100	2,026	2,652
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service-provides telecommunication information services and other information services in the form of print and electronic media, and call center services	1984	100	100	2,629	2,387
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Property development and management services	2012	55	55	2,057	2,204
PT Finnet Indonesia (“Finnet”), Jakarta, Indonesia	Information technology services	2006	60	60	1,001	1,371
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	1,144	1,121
PT Melon Indonesia (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	578	848
PT Persada Sokka Tama ("PST"), Jakarta, Indonesia	Providing telecommunication network infrastucture	2000	95	95	870	830
Telekomunikasi Indonesia International S.A. (“Telin TL”) S.A., Dili, Timor Leste	Telecommunication	2012	100	100	735	719
TS Global Network Sdn. Bhd. ("TSGN"), Petaling Jaya, Malaysia	Satellite service	1996	70	70	727	664
PT Telkomsel Mitra Inovasi ("TMI"), Jakarta, Indonesia	Business management consulting and capital venture services	2019	100	100	569	594
PT Swadharma Sarana Informatika ("SSI"), Jakarta, Indonesia	Cash replenishment services and ATM maintenance	2001	51	51	594	576
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	395	479
PT Nusantara Sukses Investasi ("NSI"), Jakarta, Indonesia	Service and trading	2014	100	100	266	316
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	286	289
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	221	260
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	60	60	177	136
Telekomunikasi Indonesia International Inc. (“Telkom USA”), Los Angeles, USA	Telecommunication	2014	100	100	90	115
Telekomunikasi Indonesia International Pty. Ltd. (“Telkom Australia”), Sydney, Australia	Telecommunication	2013	100	100	117	88
Telekomunikasi Indonesia Intl (Malaysia) Sdn. Bhd. (“Telin Malaysia”), Malaysia	Telecommunication	2013	70	70	68	39
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	100	100	16	16

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

Dayamitra
Direct/ Indirect subsidiaries
Schedule of fair values of identifiable assets and liabilities acquired at acquisition date

	Indosat’s
	Tower	PST shares	Total
Assets
Current assets	517	146	663
Property and equipment	3,453	634	4,087
Non-current assets	—	91	91
Liabilities	—	(610)	(610)
Net book value of net assets	3,970	261	4,231
The difference between fair value and book value of fixed assets	—	398	398
Other non-current assets	473	194	667
Deferred tax	—	(148)	(148)
Fair value of identifiable net assets acquired	4,443	705	5,148
Fair value consideration transferred	4,443	1,172	5,615
Goodwill	—	467	467